Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
11.	Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, these foreign currency forward contracts as cash flow hedges.

As at December 31, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2014	2015
				(in thousands of U.S. Dollars)
Norwegian Kroner	333,000	(842)	6.02	49,563	5,764

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due through 2018. In addition, the cross currency swaps due from 2016 through 2018 economically hedge the interest rate exposure on the Norwegian Kroner Bonds due in 2016 through 2018. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due through 2018. As at December 31, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD	Floating Rate Receivable			Fair Value / Asset (Liability)
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)

600,000	101,351	NIBOR	5.75%	7.49%	(5,503)	3.1
500,000	89,710	NIBOR	4.00%	4.80%	(8,185)	2.1
800,000	143,536	NIBOR	4.75%	5.93%	(11,745)	4.1

					(25,433)

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its USD LIBOR denominated borrowings.

As at December 31, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	800,000	(103,818)	8.9	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	934,189	(37,325)	6.0	2.7

		1,734,189	(141,143)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2013, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.

As at December 31, 2013, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $4.0 million and an aggregate fair value liability amount of $151.7 million.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$	$
As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swap	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swap	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income (loss), (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of (losses) gains on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2013				Year Ended December 31, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
$	$	$		$	$	$
6	—	—	Vessel operating expenses	713	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		217	(440)	General and administrative expenses

6	(52)	(59)		713	217	(440)

	Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion
$	$	$
319	833	(300)	Vessel operating expenses
	1,512	(6)	General and administrative expenses

319	2,345	(306)

Realized and unrealized gains (losses) of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2013, 2012, and 2011 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Realized (losses) gains relating to:
Interest rate swap termination	(31,798)	—	—
Interest rate swaps	(63,050)	(58,596)	(58,475)
Foreign currency forward contracts	(824)	2,969	4,704

	(95,672)	(55,627)	(53,771)

Unrealized gains (losses) relating to:
Interest rate swaps	133,488	26,100	(100,306)
Foreign currency forward contracts	(2,996)	3,178	(5,667)

	130,492	29,278	(105,973)

Total realized and unrealized gains (losses) on derivative instruments	34,820	(26,349)	(159,744)

Realized and unrealized (losses) gains of the cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap, in foreign currency exchange (loss) gain in the consolidated statements of income (loss). The effect of the (loss) gain on cross currency swaps on the consolidated statements of income (loss) for the years ended 2013, 2012, and 2011 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Realized gain on partial termination of cross- currency swap	6,800	—	—
Realized gains	1,563	2,992	2,881
Unrealized (losses) gains	(38,596)	10,700	(1,581)

Total realized and unrealized (losses) gains on cross currency swaps	(30,233)	13,692	1,300

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.